Operating costs	12 Months Ended
Dec. 31, 2018
Operating costs
Operating costs

6.      Operating costs

Operating result has been calculated after charging (-) / crediting:

RESEARCH AND DEVELOPMENT EXPENDITURE

The following table summarizes research and development expenditure for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Personnel costs	€(81,352)	€(59,950)	€(42,315)
Subcontracting	(197,644)	(123,054)	(65,649)
Disposables and lab fees and premises costs	(25,525)	(22,277)	(20,414)
Other operating expenses	(18,355)	(13,221)	(11,196)
Total R&D expenses	€(322,875)	€(218,502)	€(139,573)

The table below summarizes our research and development expenditure for the years ended December 31, 2018, 2017 and 2016, broken down by research and development expenses under alliance and own funded research and development expenses.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
R&D under alliance	€(134,046)	€(122,663)	€(71,980)
Galapagos funded R&D	(188,829)	(95,839)	(67,593)
Total R&D expenses	€(322,875)	€(218,502)	€(139,573)

All research and development expenditures are tracked against detailed budgets and allocated by individual project. The table below summarizes our research and development expenditure for the years ended December 31, 2018, 2017 and 2016, broken down by program.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Filgotinib program (partnered)	€(66,138)	€(53,212)	€(22,376)
CF program (partnered)	(30,137)	(46,192)	(31,203)
IPF program on GLPG1690 (proprietary)	(72,718)	(16,190)	(7,129)
OA program on GLPG1972 (partnered)	(15,751)	(7,317)	(6,538)
AtD program on MOR106 (partnered)	(14,999)	(8,404)	(3,491)
Other	(123,132)	(87,187)	(68,836)
Total R&D expenses	€(322,875)	€(218,502)	€(139,573)

GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the general and administrative expenses for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Personnel costs and directors fees	€(25,495)	€(17,756)	€(15,160)
Other operating expenses	(10,136)	(6,659)	(6,584)
Total general and administrative expenses	€(35,631)	€(24,415)	€(21,744)

SALES AND MARKETING EXPENSES

The following table summarizes the sales and marketing expenses for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Personnel costs	€(2,282)	€(2,156)	€(1,167)
Other operating expenses	(1,864)	(646)	(618)
Total sales and marketing expenses	€(4,146)	€(2,803)	€(1,785)